RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(4,310,963)	$606,391	$3,069

Operating limited partnership rents received in advance	(6,007)	-	(17)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(3,180,283)	(539,749)	(20,070)

Other	14,775,748	992,434	316,382

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(16,299,042)	(366,227)	(98,321)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,231,944)	(74,539)	(177,554)

Impairment loss not recognized for tax purposes	7,116,275	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,529,310)	(288,923)	(83,572)

Income (loss) for tax return purposes, December 31, 2013	$(18,665,526)	$329,387	$(60,083)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(98,478)	$(125,463)	$1,625,695

Operating limited partnership rents received in advance	-	-	2,879

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(26,305)	71,819	(2,468,363)

Other	972,788	197,451	1,989,051

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(264,711)	(361,723)	(241,279)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(69,076)	(227,036)	(30,246)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(136,555)	(14,194)	(1,636,274)

Income (loss) for tax return purposes, December 31, 2013	$377,663	$(459,146)	$(758,537)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$(59,679)	$2,736,763	$2,385,674

Operating limited partnership rents received in advance	-	(449)	136

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(499,347)	(1,559,279)

Other	593,391	3,879,632	1,619,880

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(43,041)	(842,204)	(277,730)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(138,555)	(214,874)	(181,302)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(386,563)	(4,213,369)	(1,123,176)

Income (loss) for tax return purposes, December 31, 2013	$(34,447)	$846,152	$864,203

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$992,304	$68,179	$(170,958)

Operating limited partnership rents received in advance	(50)	(3,627)	7,664

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(870,954)	75,854	155,148

Other	863,713	(2,703,508)	80,092

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(953,311)	(1,065,191)	(621,294)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(222,830)	(294,360)	(176,205)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(292,930)	(308,456)	(22,236)

Income (loss) for tax return purposes, December 31, 2013	$(484,058)	$(4,231,109)	$(747,789)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$337,127	$(196,777)	$(130,088)

Operating limited partnership rents received in advance	-	(2,419)	(466)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	279,204	270,411	123,408

Other	(565,343)	899,882	78,067

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,155,732)	(1,433,129)	(566,103)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(444,727)	(208,100)	(140,906)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(597,142)	(64,279)	(28,128)

Income (loss) for tax return purposes, December 31, 2013	$(2,146,613)	$(734,411)	$(664,216)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(37,107)	$(25,674)	$(121,517)

Operating limited partnership rents received in advance	(3,831)	15,521	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	256,596	202,082	(867,520)

Other	121,042	135,633	4,218,381

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,227,938)	(688,552)	(489,323)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(177,657)	(254,172)	(158,926)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(216,769)	(256,794)	(104,445)

Income (loss) for tax return purposes, December 31, 2013	$(1,285,664)	$(871,956)	$2,476,650

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(187,483)	$(103,034)	$(135,596)

Operating limited partnership rents received in advance	(18,883)	(6,905)	(6,903)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	1,190,800	358,421	337,442

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,423,309)	(447,771)	(594,093)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,389)	(396,454)	(286,803)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(97,290)	(89,091)	(103,140)

Income (loss) for tax return purposes, December 31, 2013	$(520,690)	$(520,434)	$(652,293)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(207,935)	$(165,403)	$(578,220)

Operating limited partnership rents received in advance	2,625	(702)	(1,127)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	185,732	198,700

Other	(20,535)	175,191	508,920

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(726,480)	(621,885)	(792,226)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(202,424)	(294,646)	(288,776)

Impairment loss not recognized for tax purposes	-	-	212,553

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(116,716)	(230,907)	(54,300)

Income (loss) for tax return purposes, December 31, 2013	$(1,071,449)	$(952,620)	$(794,476)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(1,582,420)	$(2,529,532)	$(3,485,593)

Operating limited partnership rents received in advance	(908)	2,360	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	277,353	312,609

Other	65,862	(1,448,171)	(251,745)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(547,642)	(372,037)	(57,205)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(317,839)	(341,059)	(243,079)

Impairment loss not recognized for tax purposes	972,475	1,696,224	2,293,749

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(99,277)	183,685	(29,551)

Income (loss) for tax return purposes, December 31, 2013	$(1,202,969)	$(2,531,177)	$(1,460,815)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2014 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,125,208)

Operating limited partnership rents received in advance	9,095

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	170,595

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,585)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(480,410)

Impairment loss not recognized for tax purposes	1,941,274

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(118,918)

Income (loss) for tax return purposes, December 31, 2013	$(1,374,629)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(9,286,324)	$(132,037)	$(94,652)

Operating limited partnership rents received in advance	27,748	(9,847)	20,766

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,085,849)	(182,010)	(7,920)

Other	5,372,512	1,187,690	954,139

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,689,989)	(220,356)	(86,888)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,562,753)	(88,946)	(176,857)

Impairment loss not recognized for tax purposes	9,932,388	-	-

Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,320,275)	(633,924)	(108,953)

Income (loss) for tax return purposes, December 31, 2012	$(29,356,604)	$(79,430)	$499,635

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$173,710	$7,680	$1,665,868

Operating limited partnership rents received in advance	-	-	(995)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(106,926)	50,289	(199,408)

Other	482,776	(7,338)	1,435,560

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(159,268)	(178,090)	(428,611)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(82,051)	(221,153)	(79,286)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(193,569)	(78,968)	(1,789,948)

Income (loss) for tax return purposes, December 31, 2012	$114,672	$(427,580)	$603,180

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$3,048,059	$1,778,373	$416,424

Operating limited partnership rents received in advance	-	-	(26)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(914,217)	(2,061,461)	(571,566)

Other	1,257,686	(2,342,668)	(468,704)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(130,543)	(900,257)	(262,813)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,726)	(384,543)	(303,209)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,074,777)	(667,681)	(793,118)

Income (loss) for tax return purposes, December 31, 2012	$(907,518)	$(4,578,237)	$(1,983,012)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$145,521	$(445,991)	$(99,836)

Operating limited partnership rents received in advance	(203)	7,127	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(83,328)	281,404	65,063

Other	(532,107)	34,138	548,253

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(888,944)	(1,439,168)	(680,994)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(279,724)	(362,360)	(174,505)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(88,847)	45,923	(94,152)

Income (loss) for tax return purposes, December 31, 2012	$(1,727,632)	$(1,878,927)	$(436,171)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(173,701)	$(250,554)	$(123,940)

Operating limited partnership rents received in advance	(2,488)	(112)	498

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	222,463	181,115	48,408

Other	445,811	515,613	52,777

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,070,330)	(1,389,322)	(615,022)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(472,089)	(230,122)	(149,574)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(47,842)	(99,306)	(29,581)

Income (loss) for tax return purposes, December 31, 2012	$(2,098,176)	$(1,272,688)	$(816,434)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(241,582)	$(229,818)	$1,171,987

Operating limited partnership rents received in advance	3,672	-	1,032

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	274,896	213,030	104,061

Other	1,201,511	(406,637)	483,466

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,312,415)	(767,266)	(478,049)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,537)	(275,425)	(147,886)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(71,194)	(148,045)	(918,088)

Income (loss) for tax return purposes, December 31, 2012	$(334,649)	$(1,614,161)	$216,523

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(195,816)	$(143,068)	$(254,218)

Operating limited partnership rents received in advance	(512)	3,332	2,031

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,864	64,400	86,800

Other	309,920	139,501	138,327

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,554,735)	(446,193)	(607,980)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,075)	(388,648)	(269,222)

Impairment loss not recognized for tax purposes	-	-	31,426

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(92,399)	(135,875)	(94,884)

Income (loss) for tax return purposes, December 31, 2012	$(1,598,753)	$(906,551)	$(967,720)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(506,558)	$(1,379,525)	$(1,816,283)

Operating limited partnership rents received in advance	1,336	583	880

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	213,068	99,240

Other	236,679	167,716	53,575

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(419,385)	(333,869)	(527,871)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(193,586)	(244,603)	(249,496)

Impairment loss not recognized for tax purposes	159,516	686,802	1,141,092

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(130,421)	(21,986)	(51,368)

Income (loss) for tax return purposes, December 31, 2012	$(652,403)	$(911,814)	$(1,350,231)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(2,884,319)	$(1,930,330)	$(3,626,224)

Operating limited partnership rents received in advance	674	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,780	259,700	140,862

Other	(245,073)	(491,708)	352,267

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(134,805)	(4,133,937)	(522,878)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,864)	(334,458)	(349,757)

Impairment loss not recognized for tax purposes	2,181,276	981,206	2,475,746

Operating limited partnership impairment loss not recognized for tax purposes	-	3,255,938	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(58,003)	256,128	(120,732)

Income (loss) for tax return purposes, December 31, 2012	$(1,070,334)	$(2,137,461)	$(1,650,716)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,165,494)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	149,528

Other	(130,658)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(440,051)

Impairment loss not recognized for tax purposes	2,275,324

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,665)

Income (loss) for tax return purposes, December 31, 2012	$(1,390,016)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2013	$76,082,802	$(2,870,528)	$(1,734,996)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	87,884,506	3,054,043	2,584,152

Impairment loss in investment in operating limited partnerships	(216,038,394)	(1,333,677)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2014	(1,117,450)	(90,622)	(221,074)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	57,538,970	670,167	(509,781)

Investments in operating limited partnerships - as reported	$5,328,701	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2013	$(2,216,485)	$656,490	$(911,837)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,708,122	2,436,164	2,148,403

Impairment loss in investment in operating limited partnerships	(1,618,823)	(6,353,837)	(1,636,215)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2014	(25,824)	(54,934)	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,929,473	3,316,117	400,490

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2013	$1,280,497	$(3,510,773)	$(1,806,555)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	467,648	5,296,972	1,965,626

Impairment loss in investment in operating limited partnerships	(3,245,521)	(4,338,427)	(4,558,902)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	(31,239)	(114,788)	(204,661)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,528,615	2,667,016	4,604,492

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2013	$8,721,367	$(3,533,205)	$1,088,370

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,221,023	7,179,789	3,318,142

Impairment loss in investment in operating limited partnerships	(16,476,882)	(5,875,856)	(6,613,997)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	(79,180)	(204,728)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,613,672	2,434,000	2,207,485

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2013	$(75,435)	$6,429,738	$4,589,822

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,965,109	6,317,426	2,659,844

Impairment loss in investment in operating limited partnerships	(11,182,057)	(14,763,087)	(9,162,728)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2014	(89,559)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,381,942	1,831,810	1,913,062

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2013	$3,558,773	$4,244,912	$4,233,303

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,821,899	3,511,421	1,659,966

Impairment loss in investment in operating limited partnerships	(10,625,803)	(11,273,719)	(7,246,265)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,245,131	3,517,386	1,352,996

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2013	$2,065,352	$6,284,314	$4,738,394

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,441,485	3,627,297	3,876,967

Impairment loss in investment in operating limited partnerships	(7,792,558)	(10,527,541)	(7,438,510)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(714,279)	615,930	(1,176,851)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2013	$7,248,337	$768,256	$5,533,010

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,365,798	2,219,955	2,319,513

Impairment loss in investment in operating limited partnerships	(10,639,800)	(7,005,127)	(10,428,111)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,025,665	4,016,916	2,575,588

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2013	$7,665,048	$1,396,639	$12,010,027

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,380,028	3,122,647	194,482

Impairment loss in investment in operating limited partnerships	(13,050,566)	(6,453,489)	(14,657,544)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2014	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,183,820	1,934,203	4,457,527

Investments in operating limited partnerships - as reported	$178,330	$-	$2,004,492

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2014 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2013	$10,229,967

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	20,585

Impairment loss in investment in operating limited partnerships	(11,621,051)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2014	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,516,378

Investments in operating limited partnerships - as reported	$3,145,879

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2012	$95,791,218	$(2,702,097)	$(1,709,448)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	83,929,078	2,747,749	2,799,954

Impairment loss in investment in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2013	(1,326,821)	(86,256)	(219,339)

Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	-	-

Other	57,077,708	1,118,772	(752,866)

Investments in operating limited partnerships - as reported	$13,605,938	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2012	$(2,855,486)	$1,047,798	$(1,087,314)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,729,559	2,074,441	3,181,496

Impairment loss in investment in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2013	(25,824)	(54,934)	(37,933)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,653,301	3,276,816	339,524

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2012	$1,546,192	$(3,672,336)	$(458,437)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	476,326	6,192,769	2,149,024

Impairment loss in investment in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(31,239)	(114,788)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,412,174	2,917,048	5,029,518

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2012	$9,982,115	$878,137	$1,798,113

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,317,018	7,193,417	2,714,894

Impairment loss in investment in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(99,756)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,511,856	3,126,425	2,096,152

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2012	$2,105,367	$7,183,259	$5,219,230

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,706,614	5,680,810	2,093,741

Impairment loss in investment in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2013	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	4,335,124	1,711,012	1,788,052

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2012	$4,847,738	$5,042,852	$667,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,593,961	2,825,313	1,170,643

Impairment loss in investment in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,159,517	3,405,554	5,378,662

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2012	$2,510,968	$6,780,035	$5,291,296

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,018,176	3,181,015	3,282,894

Impairment loss in investment in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,326,527	537,740	(1,153,993)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2012	$8,209,133	$1,583,326	$6,214,105

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	639,318	1,480,788	1,497,482

Impairment loss in investment in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,747,874	3,904,543	2,458,129

Investments in operating limited partnerships - as reported	$-	$-	$109,918

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2012	$8,778,167	$3,800,040	$13,291,628

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,834,207	6,568,883	778,586

Impairment loss in investment in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	3,256,264	-

Other	2,709,259	(4,504,236)	3,339,358

Investments in operating limited partnerships - as reported	$1,467,908	$1,079,218	$4,953,547

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2012	$11,499,563

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(9,710,082)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2013	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,205,866

Investments in operating limited partnerships - as reported	$5,995,347